Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2014
No Load | Forward Frontier Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Forward Frontier Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund invests in securities with exposure to the returns of frontier markets. “Frontier markets” is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. Where exposure to frontier markets is not feasible, Forward Management, LLC (“Forward Management” or the “Advisor”) will invest in securities with exposure to emerging markets. The Fund may also seek to obtain, or reduce, exposure to one or more frontier market countries through investments in swaps, P-notes (participation interest notes that are issued by banks and designed to offer a return linked to a particular underlying equity, debt, currency or market), warrants, structured notes, futures and options (collectively, the “Structured Products”). The Fund may invest in securities of companies having any capitalization.

The Advisor seeks exposure to frontier markets by attempting to approximate the country and industry allocations of the Fund’s benchmark, the MSCI Frontier Markets Index (the “Benchmark”), and will primarily invest directly or indirectly in Structured Products, exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), depositary receipts, and securities of companies in frontier market countries to obtain such exposure. The Fund may also invest in instruments based on country indices, industries and sectors, individual stocks and currencies. The Fund may invest directly in such securities and financial instruments and/or indirectly by investing in shares of other investment companies. An issuer of a security generally will be considered to be located in a particular frontier market country or emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Due to potential difficulties regarding accessibility in some markets, the Fund’s actual holdings may deviate from the Benchmark. The Advisor will seek to reduce deviations whenever possible. When determining investment decisions, the Advisor will first attempt to approximate the country and sector allocations of the Benchmark. In instances when this is not feasible, the Advisor will attempt to maximize the Fund’s overall exposure to frontier markets and lastly will seek exposure to emerging markets.

		The Fund may invest all of its assets in securities with exposure to the returns of frontier markets or emerging markets, or in Structured Products with exposure to the returns of frontier markets or emerging markets. Assets not invested in such securities or Structured Products may be invested in cash or liquid securities that can readily be converted into cash, including ETFs or certain short term fixed income instruments (i.e., foreign and domestic corporate bonds or U.S. Government or agency securities) that are of investment grade quality.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present investment risks that may be particularly high relative to the risks of investing in other foreign securities. These risks include political, social, economic, liquidity, volatility, currency, legal and other risks different from, or greater than, the risks of investing in securities of foreign countries with more mature economic structures.

Exchange-Traded Notes (“ETNs”): The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

		Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-999-6809
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.forwardinvesting.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns—Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter – June 30, 2009	32.55%
Worst Quarter – March 31, 2009	–22.17%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.
No Load | Forward Frontier Strategy Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	$ 133
3 Years	rr_ExpenseExampleYear03	468
5 Years	rr_ExpenseExampleYear05	826
10 Years	rr_ExpenseExampleYear10	1,833
1 Year	rr_ExpenseExampleNoRedemptionYear01	133
3 Years	rr_ExpenseExampleNoRedemptionYear03	468
5 Years	rr_ExpenseExampleNoRedemptionYear05	826
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,833
1 Year	rr_AverageAnnualReturnYear01	22.64%
5 Years	rr_AverageAnnualReturnYear05	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
No Load | Forward Frontier Strategy Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	667
10 Years	rr_ExpenseExampleYear10	1,499
1 Year	rr_ExpenseExampleNoRedemptionYear01	103
3 Years	rr_ExpenseExampleNoRedemptionYear03	375
5 Years	rr_ExpenseExampleNoRedemptionYear05	667
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,499
2009	rr_AnnualReturn2009	2.89%
2010	rr_AnnualReturn2010	21.11%
2011	rr_AnnualReturn2011	(20.16%)
2012	rr_AnnualReturn2012	6.15%
2013	rr_AnnualReturn2013	22.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.17%)
1 Year	rr_AverageAnnualReturnYear01	22.94%
5 Years	rr_AverageAnnualReturnYear05	5.36%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
No Load | Forward Frontier Strategy Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.36%
5 Years	rr_AverageAnnualReturnYear05	3.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
No Load | Forward Frontier Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.98%
5 Years	rr_AverageAnnualReturnYear05	3.46%
Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
No Load | Forward Frontier Strategy Fund | MSCI Frontier Markets Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.32%
5 Years	rr_AverageAnnualReturnYear05	9.35%
Since Inception	rr_AverageAnnualReturnSinceInception	9.35%

[1]	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.29% and 0.99%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.